Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ 152,313	$ (42,647)
Reallocate reserve to retained earnings upon disposal of LTIs		(7,282)	34,061
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(112,156)	(40,047)
Unrealized gain (loss) on LTIs		152,313	(42,647)
Reallocate reserve to retained earnings upon disposal of LTIs		7,052	(29,462)
Long-term investment revaluation reserve at end of period		47,209	(112,156)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(112,156)	(38,110)
Unrealized gain (loss) on LTIs		161,936	(39,985)
Reallocate reserve to retained earnings upon disposal of LTIs		7,282	(34,061)
Long-term investment revaluation reserve at end of period		57,062	(112,156)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period			(1,937)
Unrealized gain (loss) on LTIs		(9,623)	(2,662)
Reallocate reserve to retained earnings upon disposal of LTIs		(230)	$ 4,599
Long-term investment revaluation reserve at end of period		$ (9,853)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.